Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Liabilities

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
Payable to the third-party holders of consolidated structured entities	42,654	21,400
Interest payable to policyholders	16,139	14,113
Salary and welfare payable	11,318	11,475
Brokerage and commission payable	7,051	7,418
Payable to constructors	2,594	3,329
Agent deposits	1,811	1,998
Interest payable of debt instruments	1,320	1,327
Tax payable	889	674
Stock appreciation rights (Note 31)	493	748
Others	20,157	18,632

Total	104,426	81,114

Current	104,426	81,114
Non-current	—	—

Total	104,426	81,114